CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents (Note 4)	$ 76.9	$ 511.1
Receivables	60.7	65.9
Prepaid expenses and other (Note 6)	34.9	39.4
Current assets	172.5	616.4
Royalty, stream and working interests, net (Note 3)	4,436.0	3,939.2
Investments (Note 5)	197.7	203.1
Deferred income tax assets	14.9	14.5
Other assets (Note 7)	13.4	15.2
Total assets	4,834.5	4,788.4
LIABILITIES
Accounts payable and accrued liabilities	21.2	21.5
Current income tax liabilities	1.4	1.1
Current liabilities	22.6	22.6
Deferred income tax liabilities	67.0	60.3
Total liabilities	89.6	82.9
SHAREHOLDERS' EQUITY (Note 14)
Common shares	5,136.3	5,107.8
Contributed surplus	18.7	14.2
Deficit	(245.5)	(310.0)
Accumulated other comprehensive loss	(164.6)	(106.5)
Total shareholders' equity	4,744.9	4,705.5
Total liabilities and shareholders' equity	$ 4,834.5	$ 4,788.4